Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Summary of Products Acquisition from Pemex Industrial Transformation	During 2022, CFE acquired the following products from Pemex Industrial Transformation:

Product	2022
Heavy fuel oil	Ps.	17,204,708
Industrial diesel	13,679,071
Other	966,841
Fuel oil	584,976
Natural Gas	349,735
Freights	315
Total	Ps.	32,785,646

Summary of Retirement and Former Employee Benefits Granted	Retirement post-employment and long-term employee benefits are granted as follows:

	As of December 31,
	2022		2021	2020
Retirement	Ps.	4,917	4,888	7,233
Post-employment	166		200	354
Long-term	1,681		2,468	3,702
	Ps.	6,764	7,556	11,289